Salaries and other employee expenses (Details 3) - Stock options [Member]	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Share Options Outstanding at Beginning	142,410	273,643	485,845
Number of share options Granted	0	0	0
Number of share options Forfeited	0	(28,315)	(69,934)
Number of share options Exercised	0	(102,918)	(142,268)
Number of Share Options Outstanding at End	142,410	142,410	273,643
Number of share options Exercisable	142,410
Number of share options Expected to vest | shares	142,410
Weighted average exercise price, Outstanding at Beginning | $ / shares	$ 29.25	$ 27.48	$ 26.87
Weighted average exercise price, Granted | $ / shares	0.00	0	0.00
Weighted average exercise price, Forfeited | $ / shares	0.00	29.25	28.63
Weighted average exercise price, Exercised | $ / shares	0.00	24.55	24.84
Weighted average exercise price, Outstanding at End | $ / shares	29.25	$ 29.25	$ 27.48
Weighted average exercise price, Exercisable, Expected to vest | $ / shares	$ 29.25
Weighted Average Remaining Contractual Term of Outstanding	P2Y1M10D
Weighted average remaining contractual term, Exercisable	P2Y1M10D
Weighted average remaining contractual term, Expected to vest	P2Y1M10D
Aggregate Intrinsic value, Outstanding at End	$ 0
Aggregate Intrinsic value, Exercisable	0
Aggregate Intrinsic value, Expected to vest	$ 0